INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

Intangible assets consist of:

	December 31,	December 31,
	2014	2013
Technology license	$370,000	$-
Customer relationships	2,607,000	227,000
	2,977,000	227,000
Less – accumulated amortization	(298,034)	-
Less - impairment	(2,344,420)	-
Total	$334,546	$227,000

On January 15, 2014, the Company's wholly owned subsidiary, AES Water Solutions, entered into a sublicense agreement granting exclusive use of licensed frac water recycling technology and the associated water treatment system. AES paid a sublicense fee of $370,000, which fee was paid via issuance of a 10% promissory note by both the Company and AES. The note was paid in full on July 8, 2014. The agreement remains in force on an exclusive basis for so long as AES Water Solutions or its designees continue to use the water recycling technology.

The Company evaluated the carrying value of the customer relationships intangible assets as of December 31, 2014 and determined the assets were fully impaired due to the effect of crude oil market prices on the future planned revenue activities of our customers. An impairment loss of $2,344,420 was recognized for the year ended December 31, 2014.